CrossingBridge Nordic High Income Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 77.0%		Par	Value
Communications - 6.9%
Fable Media Group AB, 9.00%, 11/11/2028	SEK	$12,500,000	$1,350,948
Fonecta Group Oy, 7.82% (3 mo. EURIBOR + 5.75%), 12/17/2029	EUR	1,000,000	1,181,074
Gentoo Media PLC, 9.10% (3 mo. STIBOR + 7.25%), 12/18/2026	SEK	3,750,000	406,812
Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, 9.03% (3 mo. EURIBOR + 7.00%), 02/13/2029 (a)	EUR	750,000	907,841
NoA BidCo AS, 11.65% (3 mo. NIBOR + 7.50%), 04/15/2027	NOK	1,250,000	127,496
Vend Marketplaces ASA, 4.99% (3 mo. NIBOR + 0.78%), 11/25/2026	NOK	10,000,000	997,044
			4,971,215

Consumer Discretionary - 11.5%
3t Global Bidco PLC, 11.25%, 05/22/2028		500,000	500,000
Amwood AB, 8.19% (3 mo. STIBOR + 6.25%), 10/25/2027	SEK	10,000,000	887,960
Booster Precision Components GmbH, 11.07% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	133,888	158,918
BOS GmbH & Co. KG, 11.02% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	800,000	923,706
European Entertainment Intressenter BidCo AB, 9.26% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	1,200,000	1,362,643
Keyto Group AB, 7.18% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	8,750,000	975,411
OP Holdco GmbH, 8.53% (3 mo. EURIBOR + 6.50%), 06/05/2029 (a)	EUR	600,000	666,338
Tier Mobility SE, 10.07% (3 mo. EURIBOR + 8.00%), 10/27/2029	EUR	1,693,000	1,979,663
View Ledger AS, 8.73% (3 mo. NIBOR + 4.50%), 01/31/2029	NOK	7,500,000	760,879
			8,215,518

Consumer Staples - 6.9%
Felleskjopet Agri SA, 5.82% (3 mo. NIBOR + 1.75%), 03/19/2030	NOK	11,000,000	1,102,003
Greenfood AB, 8.92% (3 mo. STIBOR + 7.00%), 11/13/2028	SEK	2,500,000	286,814
Loch Duart PLC, 10.60% (3 mo. NIBOR + 6.35%), 11/06/2028	NOK	5,000,000	497,892
Neptune Bidco AS, 10.82% (3 mo. NIBOR + 6.75%), 06/28/2028	NOK	1,250,000	81,638
Nexus Newco BV, 8.52% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	1,200,000	1,428,748
Okechamp Global BV, 9.55% (or 9.55% PIK) (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	512,176	379,202
Salmar ASA
5.53% (3 mo. NIBOR + 1.35%), 01/22/2027	NOK	5,000,000	500,623
5.36% (3 mo. NIBOR + 1.15%), 01/30/2030	NOK	7,000,000	699,048
			4,975,968

Energy - 3.3%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		900,000	931,500
Golar LNG Ltd., 7.50%, 10/02/2030 (a)		1,464,000	1,415,583
			2,347,083

Health Care and Social Assistance - 5.1%
Formycon AG, 9.03% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,400,000	1,571,241
Genmab AS, 6.25%, 12/15/2032 (a)		584,000	598,771
Magle Chemoswed Holding AB, 8.46% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	13,750,000	1,456,172
			3,626,184

Holding Companies - 8.8%
Aker ASA, 6.02% (3 mo. NIBOR + 1.87%), 01/15/2029 (a)	NOK	1,500,000	151,720
JDC Group AG, 6.57% (3 mo. EURIBOR + 4.50%), 08/28/2029 (a)	EUR	896,000	1,073,756
Neptunia Invest AB, 6.70% (3 mo. STIBOR + 4.75%), 03/05/2028	SEK	3,750,000	409,357
Nordwest Industrie Group GmbH, 8.76% (3 mo. EURIBOR + 6.75%), 11/06/2028 (a)	EUR	660,000	465,379
Novedo Holding AB, 8.84% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	5,000,000	508,003
Qflow Group AB, 7.35% (3 mo. STIBOR + 5.50%), 09/25/2028	SEK	11,250,000	1,244,584
Remagruppen BidCo 2 AB, 10.35% (3 mo. STIBOR + 8.50%), 06/30/2028	SEK	5,000,000	543,095
Stockwik Forvaltning AB, 9.10% (3 mo. STIBOR + 7.25%), 06/26/2029 (a)	SEK	16,250,000	1,870,961
			6,266,855

Industrials - 13.3%
Agilyx ASA, 13.50%, 11/29/2027		250,000	228,125
Beelux Sarl, 8.85% (3 mo. EURIBOR + 6.75%), 03/14/2028 (b)	EUR	912,083	1,034,363
Magellan Bidco Sarl, 7.05% (3 mo. EURIBOR + 5.00%), 12/19/2029	EUR	800,000	933,108
Performance Shipping, Inc., 9.88%, 07/17/2029 (a)		625,000	643,750
Posten Bring AS, 2.13%, 11/25/2026	NOK	14,000,000	1,362,035
Seapeak LLC, 9.13% (3 mo. NIBOR + 4.90%), 11/18/2026	NOK	9,000,000	903,279
SFL Corp. Ltd., 7.75%, 01/29/2030 (a)		400,000	407,000
SLR Group GmbH, 9.03% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	643,150	738,350
Stolt-Nielsen Ltd., 7.22% (3 mo. NIBOR + 3.15%), 09/26/2028 (a)	NOK	15,500,000	1,587,033
Twma Finance AS, 13.00%, 02/08/2027		550,000	560,776
Tyre Midco Ltd., 11.50% (or 11.50% PIK), 12/02/2029		600,000	604,053
Vegfinans Viken AS, 4.50% (3 mo. NIBOR + 0.43%), 06/26/2026	NOK	5,000,000	496,771
			9,498,643

Manufacturing - 1.0%
Elkem ASA, 5.78% (3 mo. NIBOR + 1.55%), 08/31/2028	NOK	7,000,000	703,591

Materials - 4.6%
Alltub Group SAS, 8.50% (3 mo. EURIBOR + 6.50%), 04/30/2030	EUR	1,133,000	1,351,473
Duran Life Science Holding GmbH, 8.56% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	115,000	136,668
Geveko AB, 6.52% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	1,500,000	1,780,426
			3,268,567

Real Estate - 1.0%
Boras V-tyget 1 AB, 7.70% (3 mo. STIBOR + 5.75%), 04/29/2027	SEK	6,300,000	697,985

Technology - 8.7%
B3 Consulting Group AB, 6.85% (3 mo. STIBOR + 5.00%), 06/24/2027	SEK	12,500,000	1,371,314
Goldcup 100865 AB, 7.40% (3 mo. STIBOR + 5.50%), 07/11/2028	SEK	1,250,000	139,507
Hawk Infinity Software AS, 10.65% (3 mo. NIBOR + 6.50%), 10/15/2029 (a)(b)	NOK	8,300,000	788,624
Pamica Group AB, 7.46% (3 mo. STIBOR + 5.50%), 12/05/2027	SEK	11,250,000	1,222,197
Platform Group AG, 8.88%, 07/11/2028	EUR	500,000	542,060
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	1,000,000	1,075,307
Verve Group SE, 6.02% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	1,000,000	1,123,784
			6,262,793

Utilities - 5.9%
Arva AS, 5.02% (3 mo. NIBOR + 0.80%), 09/02/2030	NOK	13,000,000	1,294,310
Eidsiva Energi AS, 2.35%, 04/20/2026	NOK	16,000,000	1,578,226
Nord-troendelag Elektrisitetsverk AS, 4.86%, 09/10/2032	NOK	14,000,000	1,381,552
			4,254,088
TOTAL CORPORATE BONDS (Cost $52,652,781)			55,088,490

BANK LOANS - 2.5%		Par	Value
Professional, Scientific, and Technical Services - 2.5%
CCIT Holdings AS, 10.00% (or 3.00% PIK), 02/28/2029 (c)(f)	EUR	1,524,361	1,791,427
TOTAL BANK LOANS (Cost $1,565,491)			1,791,427

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.2%		Par	Value
Norway Government Bond
1.50%, 02/19/2026 (a)	NOK	10,000,000	989,029
3.75%, 06/12/2035 (a)	NOK	6,250,000	600,477
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,589,755)			1,589,506

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 11.6%		Shares	Value
First American Government Obligations Fund - Class X, 3.67% (d)		4,144,823	4,144,823
First American Treasury Obligations Fund - Class X, 3.68% (d)		4,144,822	4,144,822
TOTAL MONEY MARKET FUNDS (Cost $8,289,645)			8,289,645

U.S. TREASURY BILLS - 2.7%		Par	Value
4.20%, 01/08/2026 (e)		2,000,000	1,998,842
TOTAL U.S. TREASURY BILLS (Cost $1,998,399)			1,998,842

TOTAL INVESTMENTS - 96.0% (Cost $66,096,071)			68,757,910
Other Assets in Excess of Liabilities - 4.0%			2,827,878
TOTAL NET ASSETS - 100.0%			$71,585,788

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. AB - Aktiebolag ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
STIBOR - Stockholm Interbank Offered Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $13,290,046 or 18.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,791,427 or 2.5% of net assets as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	Privately held.

CrossingBridge Nordic High Income Bond Fund
Schedule of Forward Currency Contracts
December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2026	EUR	765,000	USD	893,903	$5,777
U.S. Bancorp Investments, Inc.	01/15/2026	SEK	1,275,000	USD	134,326	4,275
U.S. Bancorp Investments, Inc.	01/15/2026	USD	24,016,664	EUR	20,679,000	(302,913)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	16,176,922	NOK	163,165,000	(11,770)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	13,179,752	SEK	124,330,000	(335,745)
Net Unrealized Appreciation (Depreciation)						$(640,376)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

CrossingBridge Nordic High Income Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$55,088,490	$–	$55,088,490
Bank Loans	–	–	1,791,427	1,791,427
Foreign Government Debt Obligations	–	1,589,506	–	1,589,506
Money Market Funds	8,289,645	–	–	8,289,645
U.S. Treasury Bills	–	1,998,842	–	1,998,842
Total Investments	$8,289,645	$58,676,838	$1,791,427	$68,757,910

Other Financial Instruments:
Forward Currency Contracts*	$–	$10,052	$–	$10,052
Total Other Financial Instruments	$–	$10,052	$–	$10,052

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(650,428)	$–	$(650,428)
Total Other Financial Instruments	$–	$(650,428)	$–	$(650,428)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge High Income Nordic Bond Fund	Bank Loans
Beginning Balance - October 1, 2025	$1,776,358
Purchases	13,311
Sales	-
Realized gains	-
Realized losses	-
Accretion of discount/(amortization of premium)	1,449
Change in unrealized appreciation/(depreciation)	309
Transfer in/(out) of Level 3	-
Ending Balance - December 31, 2025	$1,791,427

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2025, includes the following:
Bank Loans
$309

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:
Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

CrossingBridge Nordic High Income Bond Fund
Descriptions	Fair Value December 31, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Bank Loans	$1,791,427	Market Approach	Transaction price	EUR 100	EUR 100	Increase

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.